Offsets	Nov. 20, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Nouveau Monde Graphite Inc
Form or Filing Type	F-10
File Number	333-256340
Initial Filing Date	May 20, 2021
Fee Offset Claimed	$ 29,968.03
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 263,632,500.00
Termination / Withdrawal Statement	The Registrant previously paid USD$45,081.00 in connection with its registration of USD$413,200,000 (converted from CAD$500,000,000 at an exchange rate of CAD$1.00 = USD$0.8264, which was the daily average exchange rate reported by the Bank of Canada on May 19, 2021) in maximum aggregate offering price of securities on its registration statement on Form F-10 (333-256340) initially filed with the Securities and Exchange Commission (the "Commission") on May 20, 2021 (the "2021 Registration Statement"). The Registrant issued a total of USD$149,567,500 under the 2021 Registration Statement. Therefore, USD$29,968.03 was unutilized and attributable to USD$263,632,500 of unsold securities previously registered under the 2021 Registration Statement. Accordingly, USD$29,968.03 of the fee paid under the 2021 Registration Statement was utilized for future registration fees pursuant to Rule 457(p) under the Securities Act for the Registrant's registration of USD$350,000,000 in maximum aggregate offering price of securities on its registration statement on Form F-10 (333-289648) initially filed with the Commission on August 15, 2025 (the "2025 Registration Statement"). The Registrant paid USD$23,616.97 in connection with the 2025 Registration Statement. No securities were offered, sold or issued under the 2025 Registration Statement. Accordingly, USD$48,335.00 of the previously paid fees totaling USD$53,585.00 of in connection with the 2021 Registration Statement and the 2025 Registration Statement may be applied to the filing fees payable to this Registration Statement pursuant to Rule 457(p).
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Nouveau Monde Graphite Inc
Form or Filing Type	F-10
File Number	333-289648
Initial Filing Date	Aug. 15, 2025
Fee Offset Claimed	$ 18,366.97
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 86,367,500.00
Termination / Withdrawal Statement	The Registrant previously paid USD$45,081.00 in connection with its registration of USD$413,200,000 (converted from CAD$500,000,000 at an exchange rate of CAD$1.00 = USD$0.8264, which was the daily average exchange rate reported by the Bank of Canada on May 19, 2021) in maximum aggregate offering price of securities on its registration statement on Form F-10 (333-256340) initially filed with the Securities and Exchange Commission (the "Commission") on May 20, 2021 (the "2021 Registration Statement"). The Registrant issued a total of USD$149,567,500 under the 2021 Registration Statement. Therefore, USD$29,968.03 was unutilized and attributable to USD$263,632,500 of unsold securities previously registered under the 2021 Registration Statement. Accordingly, USD$29,968.03 of the fee paid under the 2021 Registration Statement was utilized for future registration fees pursuant to Rule 457(p) under the Securities Act for the Registrant's registration of USD$350,000,000 in maximum aggregate offering price of securities on its registration statement on Form F-10 (333-289648) initially filed with the Commission on August 15, 2025 (the "2025 Registration Statement"). The Registrant paid USD$23,616.97 in connection with the 2025 Registration Statement. No securities were offered, sold or issued under the 2025 Registration Statement. Accordingly, USD$48,335.00 of the previously paid fees totaling USD$53,585.00 of in connection with the 2021 Registration Statement and the 2025 Registration Statement may be applied to the filing fees payable to this Registration Statement pursuant to Rule 457(p).
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Nouveau Monde Graphite Inc
Form or Filing Type	F-10
File Number	333-256340
Filing Date	May 20, 2021
Fee Paid with Fee Offset Source	$ 29,968.03
Offset Note	This amount is attributable to the aggregate amount of unsold securities that were previously registered under the 2021 Registration Statement and 2025 Registration Statement.
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Nouveau Monde Graphite Inc
Form or Filing Type	F-10
File Number	333-289648
Filing Date	Aug. 15, 2025
Fee Paid with Fee Offset Source	$ 18,366.97
Offset Note	This amount is attributable to the aggregate amount of unsold securities that were previously registered under the 2021 Registration Statement and 2025 Registration Statement.